May 4, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Saratoga Advantage Trust

       Registration Statement File No. 33-79708

       CIK No. 0000924628

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 21 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2005.

                                                Very truly yours,

                                                /s/ Emile R. Molineaux

                                                   Emile R. Molineaux, Esq.

                                                   Gemini Fund Services, LLC

                     (Fund Administrator)